Item 1. Schedule of Investments:
--------------------------------

Putnam California Tax Exempt Income Fund


QUARTERLY PORTFOLIO HOLDINGS

12-31-04


Putnam California Tax Exempt Income Fund
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The fund's portfolio
December 31, 2004 (unaudited)

KEY TO ABBREVIATIONS
--------------------
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
IF COP -- Inverse Floating Rate Certificate of Participation
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

Municipal bonds and notes (99.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                 Rating (RAT)         Value
-----------------------------------------------------------------------------------------------------------
California (93.2%)
-----------------------------------------------------------------------------------------------------------
     $9,500,000  Alameda, Corridor Trans. Auth. Rev.
                 Bonds, Ser. A, 5 1/4s, 10/1/21                                   Aaa           $10,330,680
     32,000,000  Anaheim, COP, MBIA, 6.2s, 7/16/23                                Aaa            35,343,680
                 Anaheim, Pub. Fin. Auth. Rev. Bonds
                 (Distr. Syst.) MBIA
      8,675,000  5 1/4s, 10/1/23                                                  Aaa             9,454,275
      6,700,000  5 1/4s, 10/1/22                                                  Aaa             7,341,324
      6,945,000  5s, 10/1/29                                                      Aaa             7,193,700
     48,000,000  Anaheim, Pub. Fin. Auth. Tax Alloc. Rev.
                 Bonds, MBIA, 6.45s, 12/28/18                                     Aaa            53,844,960
        975,000  Association of Bay Area Governments
                 (ABAG) Fin. Auth. for Nonprofit Corps.
                 Rev. Bonds (San Diego Hosp. Assn.), Ser.
                 C, 5 3/8s, 3/1/21                                                Baa1            1,009,496
                 Brentwood, Infrastructure Fin. Auth.
                 Rev. Bonds
      2,000,000  5 7/8s, 9/2/34                                                   BB              2,005,180
      1,350,000  5 3/4s, 9/2/24                                                   BB/P            1,348,299
      3,390,000  Burbank, Pub. Fin. Auth. Rev. Bonds
                 (West Olive Redev.), AMBAC, 5s, 12/1/26                          Aaa             3,501,565
                 CA Rev. Bonds
      3,500,000  (Adventist Hlth. Syst.), Ser. A, 5s,
                 3/1/33                                                           A               3,502,100
      6,000,000  (Stanford Hosp. & Clinics), Ser. A, 5s,
                 11/15/23                                                         A3              6,150,780
                 CA Edl. Fac. Auth. Rev. Bonds
     22,360,000  (Stanford U.), Ser. Q, 5 1/4s, 12/1/32                           Aaa            23,549,105
     20,000,000  (U. of Southern CA), Ser. C, 5 1/8s,
                 10/1/28                                                          Aa1            20,635,400
      4,000,000  (CA Institute of Technology), Ser. A,
                 5s, 10/1/32                                                      Aaa             4,131,320
      1,500,000  (Lutheran U.), Ser. C, 5s, 10/1/29                               Baa1            1,503,555
      1,250,000  (Lutheran U.), Ser. C, 5s, 10/1/24                               Baa1            1,276,988
      2,080,000  (Lutheran U.), Ser. C, 4 1/2s, 10/1/19                           Baa1            2,097,846
                 CA Hlth. Fac. Fin. Auth. Rev. Bonds
      6,390,000  (Lucile Salter Packard Hosp.), Ser. C,
                 AMBAC, 5s, 8/15/24                                               Aaa             6,676,016
      3,500,000  Ser. B, AMBAC, 5s, 7/1/21                                        Aaa             3,557,715
      6,400,000  Ser. 5, MBIA, 5s, 7/1/14                                         Aaa             6,541,120
                 CA Infrastructure & Econ. Dev. Bank Rev.
                 Bonds (Bay Area Toll Bridges)
     12,000,000  AMBAC, 5s, 7/1/33                                                Aaa            12,376,680
      5,000,000  Ser. A, FGIC, 5s, 7/1/29                                         Aaa             5,174,750
                 CA Poll. Control Fin. Auth. Mandatory
                 Put Bonds
      6,500,000  2s, 3/1/06                                                       A3              6,445,530
      6,000,000  2s, 2/28/06                                                      A3              5,949,720
      7,000,000  CA Poll. Control Fin. Auth. Solid Waste
                 Disp. Mandatory Put Bond (Waste Mgmt.,
                 Inc.), Ser. B, 4.45s, 7/1/27                                     BBB             7,041,370
      5,290,000  CA Poll. Control Fin. Auth. Solid Waste
                 Disp. Rev. Bonds (Keller Canyon Landfill
                 Co.), 6 7/8s, 11/1/27                                            BB-             5,301,744
                 CA State G.O. Bonds
     15,300,000  FGIC, 8s, 11/1/07                                                Aaa            16,778,133
     16,540,000  AMBAC, 6s, 2/1/18                                                Aaa            20,013,400
     16,545,000  AMBAC, 5 1/2s, 4/1/11                                            Aaa            18,831,188
     12,135,000  5 1/4s, 12/1/24                                                  A              12,931,541
     10,000,000  5 1/4s, 12/1/23                                                  A3             10,712,200
     10,000,000  5 1/4s, 2/1/20                                                   A              11,259,100
      5,000,000  MBIA, 5 1/8s, 2/1/27                                             Aaa             5,268,600
      5,000,000  MBIA, 5 1/8s, 2/1/26                                             Aaa             5,272,400
      6,000,000  5 1/8s, 4/1/24                                                   A               6,308,280
      2,000,000  5 1/8s, 4/1/23                                                   A               2,113,640
      5,500,000  5.1s, 2/1/34                                                     A               5,588,605
     24,200,000  CA State Dept. of Wtr. Resources IFB
                 (Central Valley), 12.327s, 12/1/12
                 (acquired 10/23/97, cost $25,632,450)
                 (RES)                                                            Aa2            36,340,414
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds
      8,500,000  Ser. A, AMBAC, 5 1/2s, 5/1/16                                    Aaa             9,538,020
    100,000,000  Ser. A, AMBAC, 5 1/2s, 5/1/15                                    Aaa           112,899,000
     26,000,000  Ser. A, AMBAC, 5 1/2s, 5/1/14                                    Aaa            29,461,380
      4,000,000  Ser. A, 5 1/4s, 5/1/20                                           A2              4,325,840
      5,000,000  Ser. W, FSA, 5 1/8s, 12/1/29                                     Aaa             5,180,500
     25,000,000  Ser. A, 5 1/8s, 5/1/19                                           A2             26,681,000
     20,000,000  Ser. A, 5 1/8s, 5/1/18                                           A2             21,446,000
     23,000,000  Ser. O, MBIA, 4 3/4s, 12/1/29                                    Aaa            23,036,340
     21,340,000  (Center Valley), 1.225s, 12/1/12                                 Aa2            21,340,000
     12,850,000  CA State Dept. of Wtr. Resources VRDN,
                 Ser. B-2, 1.69s, 5/1/22                                          VMIG1          12,850,000
                 CA State Econ. Recvy. G.O. Bonds, Ser. A
      7,000,000  5s, 7/1/17                                                       Aa3             7,450,030
      4,000,000  5s, 7/1/16                                                       Aa3             4,276,120
                 CA State Econ. Recvy. VRDN
     26,750,000  Ser. C-10, 2s, 7/1/23                                            VMIG1          26,750,000
     35,750,000  Ser. C-11, 1.95s, 7/1/23                                         VMIG1          35,750,000
     10,800,000  Ser. C-6, 1.7s, 7/1/23                                           VMIG1          10,800,000
                 CA State Pub. Wks. Board Lease Rev.
                 Bonds
     28,000,000  Ser. A, MBIA, 6 1/2s, 9/1/17                                     Aaa            35,087,640
     33,500,000  (Dept. of Corrections-State Prisons),
                 Ser. A, AMBAC, 5s, 12/1/19                                       Aaa            37,033,915
      1,340,000  CA State U. Foundation Rev. Bonds
                 (Sacramento Auxiliary), Ser. A, MBIA, 5
                 1/2s, 10/1/37                                                    Aaa             1,439,334
                 CA Statewide Cmnty. Dev. Auth. Apt. Dev.
                 Rev. Bonds (Irvine Apt. Cmntys.)
     12,500,000  Ser. A-4, 5 1/4s, 5/15/25                                        Baa2           13,092,625
     11,000,000  Ser. A-3, 5.1s, 5/15/25                                          Baa2           11,620,180
     15,300,000  CA Statewide Cmnty. Dev. Auth. COP (The
                 Internext Group), 5 3/8s, 4/1/30                                 BBB-           15,267,105
                 CA Statewide Cmnty. Dev. Auth.
                 Multi-Fam. Rev. Bonds
      6,000,000  (Archstone Communities), 5.3s, 6/1/29                            Baa1            6,282,780
      5,000,000  (Hsg. Equity Res.), Ser. B, 5.2s,
                 12/1/29                                                          Baa1            5,277,400
      4,000,000  FRB (Hsg. Equity Res. - C), 5.2s,
                 12/1/29                                                          Baa1            4,258,920
                 CA Statewide Cmnty. Dev. Auth. Special
                 Tax Rev. Bonds
      2,270,000  (Cmnty. Fac. Dist. No. 1-Zone 1C), 7
                 1/4s, 9/1/30                                                     BB-/P           2,376,690
      1,630,000  (Citrus Garden Apt. Project - D1), 5
                 1/4s, 7/1/22                                                     A               1,675,493
      1,750,000  (Cmnty. Fac. Dist. No. 1-Zone 1B), zero
                 %, 9/1/20                                                        BB-/P             600,513
      3,790,000  CA Statewide Fin. Auth. Tobacco
                 Settlement Rev. Bonds, Class B, 5 5/8s,
                 5/1/29                                                           Baa3            3,517,726
                 CA Tobacco Securitization Agcy. Rev.
                 Bonds
        970,000  (Gold Cnty. Funding Corp.), 5 3/4s,
                 6/1/27                                                           Baa3              919,706
      5,000,000  (Sonoma Cnty. Corp.), Ser. B, 5 1/2s,
                 6/1/30                                                           Baa3            4,449,850
      8,000,000  Capistrano, Unified School Dist. Cmnty.
                 Fac. Special Tax Bonds (Ladera), Ser.
                 98-2, 5 3/4s, 9/1/29                                             BBB             8,091,760
     10,800,000  Central CA Joint Pwr. Hlth. Fin. Auth.
                 COP (Cmnty. Hosp. of Central CA), 6s,
                 2/1/30                                                           Baa2           11,080,584
                 Chabot-Las Positas, Cmnty. College Dist.
                 G.O. Bonds (Election of 2004), Ser. A,
                 MBIA
      5,215,000  5s, 8/1/26                                                       Aaa             5,457,132
      3,000,000  5s, 8/1/25                                                       Aaa             3,156,060
     32,000,000  Chino Basin, Regl. Fin. Auth. Rev.
                 Bonds, AMBAC, 5 3/4s, 8/1/22                                     Aaa            32,722,240
                 Chula Vista, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds
      3,750,000  (No. 06-1 Eastlake Woods Area), 6.2s,
                 9/1/33                                                           BB/P            3,918,038
      2,000,000  (No. 06-1 Eastlake Woods Area), 6.15s,
                 9/1/26                                                           BB/P            2,089,800
      4,420,000  (Cmnty. Fac. Dist. No. 97-3), 6.05s,
                 9/1/29                                                           BB+/P           4,539,694
      2,600,000  (No 07-I-Otay Ranch Village Eleven), 5
                 7/8s, 9/1/34                                                     BB-/P           2,660,346
     66,780,000  Commerce, Redev. Agcy. Rev. Bonds
                 (Project 1), zero %, 8/1/21                                      BBB            25,849,202
     35,000,000  Contra Costa, Home Mtge. Fin. Auth. Rev.
                 Bonds, Ser. G, MBIA, zero %, 9/1/17                              Aaa            20,052,550
                 Contra Costa, Wtr. Dist. Rev. Bonds,
                 Ser. G, MBIA
     36,915,000  5s, 10/1/26                                                      Aaa            37,713,841
     41,500,000  5s, 10/1/24                                                      Aaa            42,453,670
     10,000,000  Corona, COP (Vista Hosp. Syst.), zero %,
                 7/1/29 (In default) (NON)                                        D/P                28,000
     19,200,000  Delano, COP (Delano Regl. Med. Ctr.),
                 5.6s, 1/1/26                                                     BBB-           19,277,184
                 Duarte, COP, Ser. A
     15,200,000  5 1/4s, 4/1/31                                                   Baa2           14,880,800
      7,500,000  5 1/4s, 4/1/24                                                   Baa2            7,507,275
     10,725,000  El Camino, Hosp. Dist. Rev. Bonds, Ser.
                 A, AMBAC, 6 1/4s, 8/15/17                                        Aaa            12,865,174
      1,150,000  Folsom, Special Tax Rev. Bonds (Cmnty.
                 Facs. Dist. No. 10), 5 7/8s, 9/1/28                              BB              1,165,928
                 Foothill/Eastern Corridor Agcy. Rev.
                 Bonds (CA Toll Roads)
     19,000,000  5 3/4s, 1/15/40                                                  Baa3           19,347,510
      5,000,000  MBIA, 5 3/8s, 1/15/14                                            Aaa             5,576,000
                 Foothill/Eastern Corridor Agcy. Toll
                 Roads Rev. Bonds (Sr. Lien), Ser. A,
                 U.S. Govt. Coll.
     34,150,000  6 1/2s, 1/1/32                                                   Aaa            37,027,138
     38,875,000  6s, 1/1/34                                                       Aaa            41,773,520
                 Golden State Tobacco Securitization
                 Corp. Rev. Bonds
      6,075,000  Ser. A-4, 7.8s, 6/1/42                                           BBB             6,567,500
     14,000,000  Ser. 2003 A-1, 6 1/4s, 6/1/33                                    BBB            14,035,280
     36,000,000  Ser. B, 5 1/2s, 6/1/33                                           A-             38,055,960
      4,000,000  Grant, Joint Union High School Dist.
                 VRDN (Bridge Funding), 1.95s, 7/1/37                             VMIG1           4,000,000
                 Huntington Beach, Cmnty. Fac. Dist.
                 Special Tax (No. 2003-1 Huntington Ctr.)
      2,845,000  5.85s, 9/1/33                                                    BB-/P           2,864,460
      1,000,000  5.8s, 9/1/23                                                     BB-/P           1,009,500
      1,000,000  Irvine, Impt. Board Act of 1915 G.O.
                 Bonds (Assmt. Dist. No. 03-19-Group 2),
                 5.45s, 9/2/23                                                    BB/P            1,003,650
                 Irvine, Impt. Board Act of 1915 Special
                 Assmt. Bonds
      5,000,000  (Assmt. Dist. No. 00-18-GRP 2), 5.6s,
                 9/2/22                                                           BB+/P           5,080,450
      1,825,000  (Assmt. Dist. No. 00-18-GRP 3), 5.55s,
                 9/2/26                                                           BBB-/P          1,836,060
      3,085,000  Kern, Cmnty. College Dist. G.O. Bonds
                 (Safety Repair & Impt.), Ser. A, FGIC,
                 5s, 11/1/19                                                      Aaa             3,326,525
                 Kern, High School Dist. G.O. Bonds, Ser.
                 A, MBIA
      3,225,000  6 1/2s, 8/1/15                                                   Aaa             3,803,565
      3,240,000  6 1/2s, 2/1/15                                                   Aaa             3,821,256
      3,825,000  6 1/2s, 8/1/14                                                   Aaa             4,521,150
      3,840,000  6 1/2s, 2/1/14                                                   Aaa             4,538,880
      3,435,000  6.4s, 8/1/13                                                     Aaa             4,044,197
      3,455,000  6.4s, 2/1/13                                                     Aaa             4,067,744
      1,950,000  La Quinta, Redev. Agcy. Tax Alloc. (Area
                 No. 1), AMBAC, 5s, 9/1/21                                        Aaa             2,075,229
     14,035,000  Lake Elsinore, Pub. Fin. Auth. Tax
                 Alloc. Rev. Bonds, Ser. C, 6.7s, 10/1/33                         BB+/P          14,908,398
                 Lodi, Unified School Dist. G.O. Bonds
                 (Election of 2002), FSA
      3,555,000  5s, 8/1/27                                                       AAA             3,690,410
      3,975,000  5s, 8/1/26                                                       AAA             4,143,659
      3,725,000  5s, 8/1/25                                                       AAA             3,902,012
      4,035,000  Long Beach, Bond Fin. Auth. Rev. Bonds
                 (Indl. Redev. Project), Ser. B , AMBAC,
                 5 1/2s, 11/1/22                                                  Aaa             4,716,068
     16,000,000  Los Angeles, Cmnty. Redev. Agcy. Fin.
                 Auth. Rev. Bonds (Bunker Hill), Ser. A,
                 FSA, 5s, 12/1/27                                                 Aaa            16,555,360
     37,465,000  Los Angeles, Convention & Exhibition
                 Ctr. Auth. COP, 9s, 12/1/20                                      Aaa            39,802,067
     24,025,000  Los Angeles, Harbor Dept. Rev. Bonds,
                 7.6s, 10/1/18                                                    AAA            30,453,610
     26,235,000  Los Angeles, Pension Auth. COP, Ser. A,
                 MBIA, 6.9s, 6/30/08                                              Aaa            30,160,543
                 Los Angeles, Sanitation Equip. Rev.
                 Bonds, Ser. A, AMBAC
      4,725,000  5s, 2/1/20                                                       Aaa             5,081,407
      4,500,000  5s, 2/1/19                                                       Aaa             4,860,765
                 Los Angeles, Unified School Dist. G.O.
                 Bonds
      6,880,000  MBIA, 5 3/4s, 7/1/15                                             Aaa             8,116,542
      5,000,000  Ser. A, MBIA, 5 1/2s, 7/1/15                                     Aaa             5,744,750
      6,830,000  Ser. E, MBIA, 5 1/8s, 1/1/27                                     Aaa             7,178,535
      7,000,000  Ser. A, MBIA, 5s, 1/1/28                                         Aaa             7,264,670
      5,000,000  Los Angeles, Wtr. & Pwr. Rev. Bonds,
                 Ser. B, FSA, 5s, 7/1/35                                          Aaa             5,142,750
     20,000,000  Metropolitan Wtr. Dist. IFB (Southern CA
                 Waterworks), 9.644s, 8/10/18                                     Aa2            27,650,400
      7,180,000  Metropolitan Wtr. Dist. Rev. Bonds, Ser.
                 A, 5s, 7/1/26                                                    Aa2             7,819,164
     10,000,000  Mount Diablo, Hosp. Rev. Bonds, Ser. A,
                 AMBAC, 5s, 12/1/13                                               Aaa            10,590,900
      1,000,000  Mountain View-Whisman, School Dist. G.O.
                 Bonds (Election of 1998), Ser. D, MBIA,
                 5 3/8s, 6/1/22                                                   AAA             1,101,560
      6,260,000  North Natomas, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds, Ser. B, 6 3/8s, 9/1/31                           BB+/P           6,520,666
      4,000,000  North Orange Cnty., Cmnty. College G.O.
                 Bonds, Ser. A, MBIA, 5s, 2/1/27                                  Aaa             4,152,360
      1,800,000  Northridge, Wtr. Dist. COP (1993 &
                 2001), AMBAC, 5 1/4s, 2/1/22                                     AAA             1,949,526
                 Oakland, Bldg. Auth. Rev. Bonds, AMBAC
      6,540,000  5 1/2s, 4/1/13                                                   Aaa             7,196,093
      6,295,000  5 1/2s, 4/1/12                                                   Aaa             6,968,061
      3,690,000  Oakland, Swr. Rev. Bonds, Ser. A, FSA,
                 5s, 6/15/26                                                      Aaa             3,845,017
                 Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds
      2,750,000  (No 03-1 Ladera Ranch), Ser. A, 5 5/8s,
                 8/15/34                                                          BB/P            2,790,095
      1,000,000  (No 03-1 Ladera Ranch), Ser. A, 5 1/2s,
                 8/15/23                                                          BB/P            1,013,620
      3,000,000  (Ladera Ranch - No. 1), Ser. A, 6 1/4s,
                 8/15/30                                                          BB+/P           3,166,890
      1,800,000  (Ladera Ranch - No. 1), Ser. A, 6.2s,
                 8/15/23                                                          BB+/P           1,912,554
      1,290,000  (Ladera Ranch - No. 1), Ser. A, 6.2s,
                 8/15/20                                                          BB+/P           1,377,320
      2,400,000  (Ladera Ranch - No. 01-1), Ser. A, 6s,
                 8/15/32                                                          BB/P            2,473,632
      3,725,000  (No. 02-1 Ladera Ranch), Ser. A, 5.55s,
                 8/15/33                                                          BB+/P           3,784,339
      8,215,000  Orange Cnty., Sanitation Dist. VRDN,
                 1.75s, 8/1/16                                                    VMIG1           8,215,000
     25,000,000  Orange Cnty., Trans. Auth. Toll Rd. VRDN
                 (Express Lanes), Ser. B-1, 2s, 12/15/30                          VMIG1          25,000,000
     10,000,000  Orange Cnty., Wtr. Dist. COP, Ser. B,
                 MBIA, 5s, 8/15/28                                                Aaa            10,310,000
      2,470,000  Paramount, Redev. Agcy. Tax Alloc. (Area
                 No. 1), MBIA, 5s, 8/1/20                                         Aaa             2,638,454
     24,855,000  Pasadena, Cap. Impt. COP, AMBAC, 5.35s,
                 2/1/14                                                           Aaa            27,716,556
      2,500,000  Placentia, Redev. Auth. Tax Alloc. Rev.
                 Bonds, Ser. B, 5 3/4s, 8/1/32                                    BBB+            2,638,225
      9,000,000  Rancho Cucamonga, Redev. Agcy. (Rancho
                 Redev. Project), MBIA, 5 1/8s, 9/1/30                            Aaa             9,278,100
     20,800,000  Redding, Elec. Syst. Rev. Bonds, MBIA,
                 6.226s, 7/8/22                                                   Aaa            25,347,088
                 Rio Hondo, Cmnty. College Dist. G.O.
                 Bonds, Ser. A, MBIA
      2,395,000  5 1/4s, 8/1/19                                                   Aaa             2,669,395
      2,300,000  5 1/4s, 8/1/18                                                   Aaa             2,577,219
      2,185,000  5 1/4s, 8/1/17                                                   Aaa             2,461,490
      2,020,000  5 1/4s, 8/1/16                                                   Aaa             2,282,560
      4,250,000  Riverside Cnty., Pub. Fin. Auth. COP,
                 5.8s, 5/15/29                                                    BBB-            4,420,808
      9,260,000  Riverside Cnty., Redev. Agcy. Tax
                 Alloc., Ser. A, XLCA, 5s, 10/1/32                                Aaa             9,452,608
                 Roseville, Cmnty. Fac. Special Tax Bonds
                 (Dist. 1)
      1,750,000  6s, 9/1/33                                                       BB/P            1,797,320
     11,200,000  5 3/4s, 9/1/23                                                   BB+/P          11,298,336
      7,500,000  Sacramento Cnty., Sanitation Dist. Rev.
                 Bonds, Ser. A, 5 7/8s, 12/1/27                                   AA              7,820,550
                 Sacramento, Special Tax Rev. Bonds
                 (North Natomas Cmnty. Fac.)
      1,500,000  Ser. 4-A, 6s, 9/1/28                                             BB/P            1,574,970
      4,905,000  5.7s, 9/1/23                                                     BB+/P           4,956,895
                 Sacramento, Muni. Util. Dist. Elec. Rev.
                 Bonds
     12,000,000  Ser. A, MBIA, 6 1/4s, 8/15/10                                    Aaa            13,894,440
     11,500,000  Ser. K, AMBAC, 5 1/4s, 7/1/24                                    Aaa            13,046,520
      1,845,000  San Bernardino, Cmnty. College Dist.
                 G.O. Bonds (Election of 2002), Ser. B,
                 MBIA, 5 1/4s, 8/1/22                                             Aaa             2,022,249
                 San Diego Cnty., COP
      4,000,000  (Burnham Institute), 6 1/4s, 9/1/29                              Baa3            4,197,800
     15,800,000  5 1/4s, 9/1/06                                                   AAA/P          16,327,878
                 San Diego Cnty., Wtr. Auth. COP, Ser. A
      5,000,000  FSA, 5s, 5/1/30                                                  Aaa             5,158,400
     10,000,000  FSA, 5s, 5/1/27                                                  Aaa            10,400,200
     12,000,000  FGIC, 5s, 5/1/14                                                 Aaa            12,842,040
                 San Diego Cnty., Wtr. Auth. IF COP, Ser.
                 B, MBIA
     20,000,000  11.12s, 4/8/21                                                   Aaa            22,853,200
     28,350,000  11.12s, 4/21/11                                                  Aaa            37,879,569
      6,000,000  San Diego, ABAG Fin. Auth. For Nonprofit
                 Corps. Rev. Bonds (San Diego Hosp.),
                 Ser. A, 6 1/8s, 8/15/20                                          Baa1            6,484,440
     15,350,000  San Diego, Pub. Fac. Fin. Auth. Swr.
                 Rev. Bonds, FGIC, 5s, 5/15/25                                    Aaa            15,547,248
      4,665,000  San Diego, Redev.Agcy. Tax Alloc.
                 (Centre City), XLCA, Ser. A, 5s, 9/1/22                          Aaa             4,947,046
     14,320,000  San Diego, Unified School Dist. G.O.
                 Bonds (Election of 1998), Ser. F, FSA,
                 5s, 7/1/29                                                       Aaa            14,823,205
     20,500,000  San Diego, Wtr. Util. Rev. Bonds, FGIC,
                 4 3/4s, 8/1/28                                                   Aaa            20,545,920
      2,800,000  San Dieguito, Pub. Facs. Auth. Rev.
                 Bonds, AMBAC, 5s, 8/1/24                                         Aaa             2,886,128
      7,225,000  San Francisco, City & Cnty. Redev. Fin.
                 Auth. Rev. Bonds (Redev. Project), Ser.
                 B, FGIC, 5 1/4s, 8/1/18                                          Aaa             7,962,889
     10,000,000  San Francisco, State Bldg. Auth. Lease
                 Rev. Bonds (San Francisco Civic Ctr.
                 Complex), Ser. A, AMBAC, 5 1/4s, 12/1/21                         Aaa            10,606,200
                 San Joaquin Hills, Trans. Corridor Agcy.
                 Rev. Bonds (Toll Road), Ser. A
     34,125,000  5s, 1/1/33                                                       Ba2            31,024,403
     25,000,000  MBIA, zero %, 1/15/32                                            Aaa             5,891,250
     21,625,000  MBIA, zero %, 1/15/23                                            Aaa             8,800,078
     15,395,000  San Jose, Redev. Agcy. Tax Alloc.
                 (Merged Area Redev.), FGIC, 5s, 8/1/27                           Aaa            15,925,820
                 San Marcos, Pub. Fac. Auth. Rev. Bonds
      3,000,000  5.8s, 9/1/27                                                     Baa3            3,152,310
      1,635,000  5.8s, 9/1/18                                                     Baa3            1,743,041
      2,025,000  5 1/2s, 9/1/10                                                   Baa3            2,178,414
      4,590,000  Santa Barbara Cnty., COP, AMBAC, 5s,
                 10/1/27                                                          Aaa             4,750,650
                 Santaluz Cmnty., Facs. Dist. No. 2
                 Special Tax Rev. Bonds
     12,855,000  (Impt. Area No. 1), Ser. B, 6 3/8s,
                 9/1/30                                                           BB+/P          13,147,323
        500,000  (Impt. Area No. 3), Ser. B, 6.2s, 9/1/30                         BB+/P             508,125
        500,000  (Impt. Area No. 3), Ser. B, 6.1s, 9/1/21                         BB+/P             508,510
      5,000,000  Semitropic, Impt. Dist. Wtr. Storage
                 Rev. Bonds, Ser. A, XLCA, 5 1/8s,
                 12/1/35                                                          AAA             5,182,550
      8,025,000  Sierra View, Hlth. Care Dist. Rev.
                 Bonds, 5.4s, 7/1/22                                              BBB+            8,133,257
      3,750,000  Southern CA Pub. Pwr. Auth. Rev. Bonds
                 (Southern Transmission), Ser. A, FSA, 5
                 1/4s, 7/1/18                                                     Aaa             4,129,725
      3,000,000  Stockton, Cmnty. Fac. Dist. Special Tax
                 Rev. Bonds (Mello Roos-Weston Ranch),
                 Ser. A, 5.8s, 9/1/14                                             Baa1            3,211,290
      1,500,000  Stockton, Redev. Agcy. Rev. Bonds
                 (Stockton Events Ctr.), FGIC, 5s, 9/1/28                         Aaa             1,551,000
      6,220,000  Sunnyvale, Cmnty. Fac. Dist. Special Tax
                 Rev. Bonds, 7.65s, 8/1/21                                        BB-/P           6,529,507
                 Thousand Oaks, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (Marketplace 94-1)
      5,000,000  6 7/8s, 9/1/24                                                   B/P             5,508,400
      5,500,000  zero %, 9/1/14                                                   B/P             2,749,340
      5,000,000  Tobacco Securitization Auth. of Southern
                 CA Rev. Bonds, Ser. A, 5 5/8s, 6/1/43                            BBB             4,303,650
      2,000,000  Torrance, Memorial Med. Ctr. Rev. Bonds,
                 Ser. A, 5 1/2s, 6/1/31                                           A1              2,067,400
      1,000,000  Torrance, Memorial Med. Ctr. Rev. Bonds,
                 Ser. A, 6s, 6/1/22                                               A1              1,122,760
      4,000,000  Tustin, Unified School Dist. Bonds
                 (Cmnty. Fac. Dist. No. 97-1), U.S. Govt.
                 Coll., 6 3/8s, 9/1/35                                            AAA             4,643,320
     10,195,000  U. of CA Rev. Bonds (Med. Ctr.), AMBAC,
                 5.7s, 7/1/11                                                     Aaa            10,835,246
                 Vallejo, COP (Marine World Foundation)
     10,000,000  7.2s, 2/1/26                                                     BBB-/P         10,446,700
      4,000,000  7s, 2/1/17                                                       BBB-/P          4,183,480
     16,200,000  Walnut, Energy Ctr. Auth. Rev. Bonds,
                 AMBAC, Ser. A, 5s, 1/1/29                                        Aaa            16,684,704
                                                                                              -------------
                                                                                              2,213,098,300
Puerto Rico (6.3%)
-----------------------------------------------------------------------------------------------------------
     10,000,000  Children's Trust Fund Tobacco Settlement
                 Rev. Bonds (Asset Backed Bonds), 5 5/8s,
                 5/15/43                                                          BBB             9,201,700
                 Cmnwlth. of PR, G.O. Bonds
     11,110,000  FSA, 6 1/2s, 7/1/12                                              Aaa            13,501,205
     15,000,000  (Pub. Impt.), Ser. A, MBIA, 5 1/2s,
                 7/1/20                                                           Aaa            17,770,500
      2,000,000  Cmnwlth. of PR, Govt. Dev. Bank VRDN,
                 1.92s, 12/1/15                                                   VMIG1           2,000,000
                 Cmnwlth. of PR, Hwy. & Trans. Auth. Rev.
                 Bonds
      5,515,000  Ser. B, MBIA, 5 7/8s, 7/1/35                                     Aaa             6,271,654
      9,000,000  Ser. E, FSA, 5 1/2s, 7/1/23                                      Aaa            10,596,240
                 Cmnwlth. of PR, Muni. Fin. Agcy. Rev.
                 Bonds, Ser. A, FSA
      2,000,000  5 1/4s, 8/1/20                                                   Aaa             2,207,200
      3,000,000  5 1/4s, 8/1/18                                                   Aaa             3,317,070
     25,000,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. NN,
                 MBIA, 4 3/4s, 7/1/33                                             Aaa            25,296,000
     14,800,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3           16,090,560
     30,000,000  PR Infrastructure Fin. Auth. Special
                 Rev. Bonds, Ser. A, 5 1/2s, 10/1/40                              Aaa            32,685,300
     10,000,000  U. of PR Rev. Bonds, Ser. O, MBIA, 5
                 3/8s, 6/1/30                                                     Aaa            10,231,700
                                                                                              -------------
                                                                                                149,169,129
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,176,342,157) (b)                                 $2,362,267,429
-----------------------------------------------------------------------------------------------------------


Interest rate swap contracts outstanding at December 31, 2004 (Unaudited)

                                                                  Unrealized
                                         Notional  Termination  appreciation/
                                           amount         date (depreciation)
----------------------------------------------------------------------------
Agreement with Citibank, N.A. dated
December 14, 2004 to receive
quarterly the notional amount
multiplied by 3.13% and pay
quarterly the notional amount
multiplied by the Bond Market
Association Municipal Swap
Index.                                $50,000,000      3/17/10      ($29,735)

Agreement with Citibank, N.A. dated
December 14, 2004 to receive
quarterly the notional amount
multiplied by 4.106% and pay
quarterly the notional amount
multiplied by the Bond Market
Association Municipal Swap
Index.                                 24,000,000      3/17/25        35,198

Agreement with Citibank, N.A. dated
November 4, 2004 to receive
quarterly the notional amount
multiplied by 4.067% and pay
quarterly the notional amount
multiplied by the Bond Market
Association Municipal Swap
Index.                                 20,000,000      2/28/05        (8,986)

Agreement with JP Morgan Chase Bank
dated November 4, 2004 to receive
quarterly the notional amount
multiplied by 2.946% and pay
quarterly the notional amount
multiplied by the Bond Market
Association Municipal Swap
Index.                                 40,000,000      2/8/14        263,048
----------------------------------------------------------------------------
                                                                    $259,525
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $2,375,260,508.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2004, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2004. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

  (b) The aggregate identified cost on a tax basis is $2,178,120,192, resulting in gross unrealized appreciation and depreciation of $184,640,124 and $492,887, respectively, or net unrealized appreciation of $184,147,237.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale.
      The total market value of restricted securities held at December 31, 2004 was $36,340,414 or 1.5% of net assets.

      The rates shown on VRDN, Mandatory Put Bonds and Floating Rate Bonds (FRB) are the current interest rates at December 31, 2004.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at December 31, 2004.

      The fund had the following industry group concentrations greater than 10% at December 31, 2004 (as a percentage of net assets):

          Water and sewer 15.6%
          Utilities       13.4

      The fund had the following insurance concentrations greater than 10% at December 31, 2004 (as a percentage of net assets):

          MBIA            24.6%
          AMBAC           18.1

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005